Leases	12 Months Ended
Mar. 31, 2014
Leases [Abstract]
Leases

8.	Leases

Sony leases certain communication and commercial equipment, plant, office space, warehouses, employees’ residential facilities and other assets. Certain of these leases have renewal and purchase options. Sony has also entered into capital lease arrangements with third parties to finance certain of its motion picture productions, as well as sale and leaseback transactions for office buildings, machinery and equipment.

(1)	Capital leases

Leased assets under capital leases are comprised of the following:

	Yen in millions
	March 31
Class of property	2013	2014
Machinery, equipment and others	63,008	135,619
Film costs	9,147	9,348
Accumulated amortization	(36,287)	(59,352)

	35,868	85,615

The following is a schedule by fiscal year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2014:

Fiscal year ending March 31	Yen in millions
2015	34,910
2016	29,769
2017	9,455
2018	3,325
2019	3,338
Later fiscal years	5,509

Total minimum lease payments	86,306
Less — Amount representing interest	2,057

Present value of net minimum lease payments	84,249
Less — Current obligations	34,442

Long-term capital lease obligations	49,807

(2)	Operating leases

The minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at March 31, 2014 are as follows:

Fiscal year ending March 31	Yen in millions
2015	62,152
2016	50,028
2017	37,980
2018	28,512
2019	17,680
Later fiscal years	106,145

Total minimum future rentals	302,497

Rental expenses under operating leases for the fiscal years ended March 31, 2012, 2013 and 2014 were 76,188 million yen, 78,523 million yen and 101,410 million yen, respectively. Sublease rentals received under operating leases for the fiscal years ended March 31, 2012, 2013 and 2014 were 1,423 million yen, 904 million yen and 1,119 million yen, respectively. The total minimum rentals to be received in the future under noncancelable subleases for operating leases as of March 31, 2014 were 2,882 million yen.

(3)	Sale and leaseback transactions

Sony City Osaki sale and leaseback -

In February 2013, Sony sold its “Sony City Osaki” office building and premises (“Sony City Osaki”) to Nippon Building Fund Inc. and a Japanese institutional investor. The sale was structured such that Sony placed Sony City Osaki in a trust and then sold the trust beneficiary rights. In connection with the sale, Sony entered into an agreement to lease Sony City Osaki for a period of five years after the sale. The leaseback is accounted for as an operating lease.

The sale price was 111,100 million yen and Sony received net cash proceeds of 110,175 million yen after deducting transaction costs. The transaction qualified for sale-leaseback accounting as all the risk and rewards of ownership were transferred to the buyer upon closing of the transaction and the leaseback did not include any form of continuing involvement, other than a normal leaseback. As the leaseback represents more than a minor but less than substantially all of the use of the building, Sony recorded a gain upon the sale of 42,322 million yen in the fiscal year ended March 31, 2013, included in other operating (income) expenses, net. In addition to the gain recognized upon the sale, a gain of 24,982 million yen was required to be deferred and is amortized on a straight-line basis and included in other operating (income) expense, net in the consolidated statements of income over the lease term. Of the remaining deferred gain as of March 31, 2014 is 4,914 million yen is recorded in other current liabilities and 14,743 million yen in other noncurrent liabilities in the consolidated balance sheets.

550 Madison sale and leaseback -

In March 2013, Sony exercised its option to purchase the headquarters building (the “U.S. headquarters building”) of its U.S. subsidiary which was leased from a VIE in which Sony was the primary beneficiary for 255 million U.S. dollars. Concurrent with the exercise of the purchase option, Sony completed the sale of the U.S. headquarters building to a third party. In connection with the sale, Sony entered into an agreement to lease the U.S. headquarters building for a period of three years after the sale. The leaseback is accounted for as an operating lease.

The sale price was 1,100 million U.S. dollars and Sony received net cash proceeds of 780 million U.S. dollars after deducting the cost of the purchase option and other transaction costs. The transaction qualified for sale-leaseback accounting as all the risk and rewards of ownership were transferred to the buyer upon closing of the transaction and the leaseback did not include any form of continuing involvement, other than a normal leaseback. As the leaseback represents more than a minor but less than substantially all of the use of the building, Sony recorded a gain upon the sale of 691 million U.S. dollars in the fiscal year ended March 31, 2013, included in other operating (income) expense, net in the consolidated statements of income. In addition to the gain recognized upon the sale, a gain of 166 million U.S. dollars was required to be deferred and is amortized on a straight-line basis and included in other operating (income) expense, net in the consolidated statements of income over the lease term. Of the remaining deferred gain as of March 31, 2014, 55 million U.S. dollars is recorded in other current liabilities and 55 million U.S. dollars in other noncurrent liabilities in the consolidated balance sheets.

Sale and leaseback transactions with SFIL -

In the fiscal year ended March 31, 2012, Sony entered into a three year sale and leaseback transaction for certain machinery and equipment with SFIL. The leaseback is accounted for as a capital lease. Sony received proceeds of 50,537 million yen based on the amounts recorded at fair value in the acquisition described in Note 24, and as such there was no gain or loss recorded in the sale and leaseback transaction.

In the fiscal year ended March 31, 2013, Sony entered into sale and leaseback transactions regarding certain machinery and equipment with SFIL. Transactions with total proceeds of 11,789 million yen and terms which averaged two years, have been accounted for as financings and are included within proceeds from issuance of long-term debt in the financing activities section of the consolidated statements of cash flows. Additionally, a transaction with proceeds of 6,262 million yen and a seven year term was accounted for as a capital lease and included within proceeds from sale of fixed assets in the investing activities section of the consolidated statements of cash flows. There was no gain or loss recorded in either sale and leaseback transaction.

In the fiscal year ended March 31, 2014, Sony entered into sale and leaseback transactions regarding certain machinery and equipment with SFIL. Transactions with total proceeds of 6,810 million yen and terms which averaged two years, have been accounted for as financings and are included within proceeds from issuance of long-term debt in the financing activities section of the consolidated statements of cash flows. Additionally, a transaction with leasing companies including SFIL, with proceeds of 76,566 million yen, and terms which averaged three years, have been accounted for as a capital lease and are included within proceeds from sales of fixed assets in the investing activities section of the consolidated statements of cash flows. There was no gain or loss recorded in the sale and leaseback transactions.